Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	106,736,810	55,235,233
Common stock, shares outstanding (in shares)	106,736,810	55,235,233
Common stock, shares authorized (in shares)	600,000,000	300,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	100	100
Preferred stock, shares outstanding (in shares)	100	100
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	2,570	2,868
Preferred stock, shares outstanding (in shares)	2,570	2,868
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	1,000	0
Preferred stock, shares outstanding (in shares)	1,000	0